Income Tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2025 CNY (¥)
Income Tax [Line Items]
PRC Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Remaining profits
Preferential income tax rate percentage	(3.10%)	(3.10%)	(3.10%)	(8.50%)	(8.50%)	(3.10%)	(3.10%)
Operating loss carry forwards	$ 104,516										¥ 730,893
Income Tax Expense (Benefit)
High and New Technology Enterprise [Member]
Income Tax [Line Items]
Preferential income tax rate percentage				15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Hong Kong S.A.R [Member]
Income Tax [Line Items]
Assessable profits			$ 2
Remaining profits	16.50%	16.50%	16.50%
Assessable profits
Hong Kong S.A.R [Member] | Maximum [Member]
Income Tax [Line Items]
PRC Statutory income tax rate	16.50%	16.50%	16.50%
Hong Kong S.A.R [Member] | Minimum [Member]
Income Tax [Line Items]
PRC Statutory income tax rate	8.25%	8.25%	8.25%
PRC [Member]
Income Tax [Line Items]
PRC Statutory income tax rate	25.00%	25.00%	25.00%
Operating loss carry forwards | ¥											¥ 730,893
PRC [Member] | Maximum [Member]
Income Tax [Line Items]
Preferential income tax rate percentage	20.00%	20.00%	20.00%
PRC [Member] | Minimum [Member]
Income Tax [Line Items]
Preferential income tax rate percentage	15.00%	15.00%	15.00%